[SHIP [VANGUARD LOGO]
                                                                   P.O. BOX 2600
                                                     VALLEY FORGE, PA 19482-2600

                                                                WWW.VANGUARD.COM


VIA EDGAR

October 12, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:      Vanguard Montgomery Funds (the "Registrant")
         File Number 333-145624

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust is Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A (the "Amendment"). The sole purpose of the Amendment is to file the Seed Capital Contribution Agreement and related Statement of Assets and Liabilities for Vanguard Market Neutral Fund.


Should the staff have any questions or comments regarding the enclosed materials, please call the undersigned at (610) 503-5693.

Sincerely,



Natalie S. Bej
Senior Counsel

Enclosures

cc:      Christian Sandoe, Esq.
         Securities and Exchange Commission